Long-term Debt - Convertible notes 2021 (Details) - USD ($) $ in Thousands		1 Months Ended	2 Months Ended	12 Months Ended
	Jun. 21, 2021	Jun. 30, 2021	Feb. 28, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Loss on extinguishment of debt				$ (12,685)	$ (66)
2021 Convertible Notes.
Debt Instrument [Line Items]
Gross proceeds from issuance			$ 30,000
Interest rate			8.00%
Additional gross proceeds made available upon achievement of the integration milestone			$ 100,000
Conversion price as percentage of the price per share paid by the other investors			80.00%
Embedded derivative fair value			$ 7,000	19,700
Initial carrying value	$ 29,600		23,000
Accrued interest derecognized				200
Accrued interest, current				0	$ 0
Total interest incurred				$ 4,900
Number of shares issued upon conversion of debt	1,000,000	1,000,000		4,408,672
Loss on extinguishment of debt		$ 11,800		$ (900)
Carrying value of notes derecognized	$ 26,700
Face amount of debt	29,600		23,000
Derivative liability recognized in the extinguishment accounting	$ 19,200
Carrying value				32,800
Embedded derivative liability			$ 7,000	$ 19,700